Basis of presentation - Impact of IFRS 15 on Current Year Amounts - Balance Sheet (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Deferred tax assets	€ 1,814	€ 1,999	€ 2,004
Inventories	10,694	12,922	12,922
Assets sold with a buy-back commitment	1,707	1,460	1,748
Assets held for sale	4,801		0
Equity attributable to owners of the parent	24,702	20,840	20,819
Deferred tax liabilities	937	390	388
Other liabilities (Non-current)	2,452	2,483	2,500
Trade payables	19,229	21,866	21,939
Provisions	10,483	9,010	9,009
Tax payables	114	309	309
Other liabilities (Current)	7,057	7,699	7,935
Liabilities held for sale	2,931		0
Previously stated
Disclosure of initial application of standards or interpretations [line items]
Deferred tax assets	1,814
Inventories	10,694
Assets sold with a buy-back commitment	1,890
Assets held for sale	4,805
Equity attributable to owners of the parent	24,679
Deferred tax liabilities	937
Other liabilities (Non-current)	2,453		2,500
Trade payables	19,280
Provisions	10,483
Tax payables	114
Other liabilities (Current)	7,186		€ 7,935
Liabilities held for sale	2,960
Increase (decrease) due to application of IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Deferred tax assets	0
Inventories	0
Assets sold with a buy-back commitment	(183)
Assets held for sale	(4)
Equity attributable to owners of the parent	23
Deferred tax liabilities	0
Other liabilities (Non-current)	(1)	(17)
Trade payables	(51)
Provisions	0
Tax payables	0
Other liabilities (Current)	(129)	€ (236)
Liabilities held for sale	€ (29)